Stock Options and Warrants - Schedule Warrants Issued and Outstanding (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Stock Warrants - Shuling [Member]
Schedule Warrants Issued and Outstanding [Line Items]
Number of Underlying Shares, Outstanding Balance
Weighted- Average Exercise Price Per Share, Outstanding Balance
Weighted- Average Contractual Life Remaining in Years, Outstanding Balance		4 years 6 months 14 days
Aggregate Intrinsic Value, Outstanding Balance
Number of Underlying Shares, Issued		1,000,000
Weighted-Average Exercise Price Per Share, Issued		$ 2.5
Weighted-Average Contractual Life Remaining in Years, Issued		4 years 6 months 14 days
Aggregate Intrinsic Value, Issued
Number of Underlying Shares, Exercised
Weighted-Average Exercise Price Per Share, Exercised
Aggregate Intrinsic Value, Exercised
Number of Underlying Shares, Outstanding Ending		1,000,000
Weighted- Average Exercise Price Per Share, Outstanding Ending		$ 2.5
Weighted- Average Contractual Life Remaining in Years, Outstanding Ending		4 years 6 months 14 days
Aggregate Intrinsic Value, Outstanding Balance
Stock Warrants – Lind Notes [Member]
Schedule Warrants Issued and Outstanding [Line Items]
Number of Underlying Shares, Outstanding Balance	2,029,167
Weighted- Average Exercise Price Per Share, Outstanding Balance	$ 0.4
Weighted- Average Contractual Life Remaining in Years, Outstanding Balance	4 years 2 months 12 days	3 years 4 months 20 days
Aggregate Intrinsic Value, Outstanding Balance	$ 195,542
Number of Underlying Shares, Issued
Weighted-Average Exercise Price Per Share, Issued
Aggregate Intrinsic Value, Issued
Number of Underlying Shares, Exercised		(1,529,167)
Weighted-Average Exercise Price Per Share, Exercised		$ 0.6
Aggregate Intrinsic Value, Exercised
Number of Underlying Shares, Outstanding Ending		500,000
Weighted- Average Exercise Price Per Share, Outstanding Ending		$ 1
Weighted- Average Contractual Life Remaining in Years, Outstanding Ending	4 years 2 months 12 days	3 years 4 months 20 days
Aggregate Intrinsic Value, Outstanding Balance		$ 565,000